Commitments and Contingencies (Detail 1)	Dec. 31, 2015 USD ($)
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
2016	$ 2,200,000
Less: discount to present value	(123,233)
Guaranteed payments, net of discount	$ 2,076,767